IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Market Risk [line items]
Total VaR (one-day measure)	$ 8.2	$ 9.3	$ 11.1
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.4	11.8	7.0
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9	1.5	1.3
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.7	5.0	8.9
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.7	0.7	1.3
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.9	2.5	5.9
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(11.4)	(12.2)	(13.3)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	13.1
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.8
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.6
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.5
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	7.2
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.1
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.0
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.3
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.8	9.7	10.9
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.5	8.2	8.9
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.4	2.1
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0	7.5	7.9
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.7	0.8	1.6
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3	3.2	2.8
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.8)	$ (11.4)	$ (12.4)